Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 605,177	$ 513,354
Marketable securities	418,480	595,383
Accounts receivable and other:
Trade, net	213,539	235,221
Other receivables and prepaid expenses	53,347	35,567
Inventories	180,292	153,073
TOTAL CURRENT ASSETS	1,470,835	1,532,598
LONG-TERM MARKETABLE SECURITIES	557,209	459,639
PROPERTY, PLANT AND EQUIPMENT, NET	205,508	209,961
DEFERRED INCOME TAXES	142,007	106,693
OTHER ASSETS	31,314	32,361
TOTAL ASSETS	2,406,873	2,341,252
Accounts payable:
Trade payables	61,166	28,858
Other current liabilities	615,135	193,873
TOTAL CURRENT LIABILITIES	676,301	222,731
LONG-TERM LIABILITIES:
Deferred income taxes	1,907	3,395
Other long-term liabilities	33,208	5,367
TOTAL LONG-TERM LIABILITIES	35,115	8,762
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	711,416	231,493
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2021 and March 31, 2020: 200,000,000 shares; Issued at March 31, 2021 and March 31, 2020: 45,116,262 shares Outstanding at March 31, 2021 and March 31, 2020: 37,926,044 and 38,258,077 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2021 and March 31, 2020: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive loss, net of taxes	(151,621)	(163,037)
Treasury stock at March 31, 2021 and March 31, 2020: 7,190,218 and 6,858,185 shares, respectively	(746,472)	(721,494)
Accumulated earnings	2,338,617	2,725,270
Taro shareholders' equity	1,703,649	2,103,864
Non-controlling interest	(8,192)	5,895
TOTAL SHAREHOLDERS’ EQUITY	1,695,457	2,109,759
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,406,873	$ 2,341,252